RiverNorth Opportunities Fund, Inc.

Schedule of Investments	March 31, 2026 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (51.60%)
Great Britain (7.80%)
484,951	Pershing Square Holdings, Ltd.	$25,265,947

United States (43.80%)
169,737	abrdn Emerging Markets Equity Income Fund, Inc.	1,237,383
6,085	abrdn India Fund, Inc.	68,882
1,197,190	BlackRock Corporate High Yield Fund, Inc.	10,200,059
750,000	BlackRock Health Sciences Term Trust(a)	10,770,000
250,000	BlackRock Multi-Sector Income Trust(a)	3,130,000
978,221	BlackRock MuniHoldings Fund, Inc.	11,034,333
137,372	BlackRock MuniYield Quality Fund III, Inc.	1,443,780
190,369	BlackRock MuniYield Quality Fund, Inc.	2,090,252
495,852	BlackRock Science and Technology Term Trust(a)(b)	10,983,122
377,635	Calamos Long/Short Equity & Dynamic Income Trust(a)	5,124,507
467,701	Clough Global Dividend and Income Fund	2,768,790
210,428	Clough Global Equity Fund	1,584,523
1,000,000	Clough Global Opportunities Fund(a)	5,570,000
130,000	Cohen & Steers Infrastructure Fund, Inc.(a)	3,364,400
150,000	Eagle Point Income Co., Inc.	1,416,000
104,600	First Trust High Yield Opportunities 2027 Term Fund	1,415,238
900,000	FS Credit Opportunities Corp.	4,590,000
607,254	FS Specialty Lending Fund	7,596,747
102,563	High Income Securities Fund	566,148
631,923	Kayne Anderson Energy Infrastructure Fund(a)	9,023,860
134,406	Liberty All Star Growth Fund, Inc.	638,428
1,344,785	Liberty All Star® Equity Fund(a)	7,463,557
120,000	Long Pond Real Estate Select ETF	3,124,800
87,955	Nuveen S&P 500 Dynamic Overwrite Fund	1,413,436
345,951	PIMCO Global StocksPLUS & Income Fund	2,881,772
792,107	Royce Micro-Cap Trust, Inc.(a)(b)	8,958,730
527,404	Royce Value Trust, Inc.(a)(b)	8,754,906
601,125	Saba Capital Income & Opportunities Fund	4,051,582
845,000	Saba Capital Income & Opportunities Fund II	7,030,400
65,861	Special Opportunities Fund, Inc.	906,247
138,901	Sprott Focus Trust, Inc.	1,325,115
66,691	The Swiss Helvetia Fund, Inc.	395,478
61,366	XAI Octagon Floating Rate Alternative Income Trust	1,054,268
		141,976,743
TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $150,945,867)		167,242,690

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (1.82%)
United States (1.82%)
200,000	Crescent Capital BDC, Inc.	5.000%	05/25/26	4,984,000
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	900,000

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $5,911,029)				5,884,000

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (1.14%)
United States (1.14%)
$1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	$990,844
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,709,787
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,693,237)				3,700,631

CORPORATE BONDS (11.71%)
United States (11.71%)
2,000,000	Barings BDC, Inc.	7.000%	02/15/29	2,017,268
1,000,000	Barings Private Credit Corp.(c)	6.150%	06/11/30	968,811
4,239,000	BlackRock TCP Capital Corp.	6.950%	05/30/29	4,163,262
629	Blackstone Private Credit Fund(c)	2.625%	12/15/26	616
157	Blackstone Private Credit Fund(c)	3.250%	03/15/27	153
290,000	Blackstone Secured Lending Fund(d)	2.125%	02/15/27	281,465
550,000	Blue Owl Capital Corp.	3.125%	04/13/27	534,092
428	Blue Owl Credit Income Corp.	3.125%	09/23/26	422
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,458,582
2,700,000	Blue Owl Credit Income Corp.(c)	7.750%	09/16/27	2,739,017
3,000,000	Blue Owl Technology Finance Corp.	6.750%	04/04/29	2,953,491
2,900,000	Franklin BSP Capital Corp.	7.200%	06/15/29	2,917,853
1,000,000	FS KKR Capital Corp.	6.125%	01/15/30	952,522
2,250,000	FS KKR Capital Corp.	6.125%	01/15/31	2,112,530
4,000,000	FS KKR Capital Corp.	6.875%	08/15/29	3,933,333
1,000,000	Morgan Stanley Direct Lending Fund	6.150%	05/17/29	1,006,401
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,491,529
1,500,000	North Haven Private Income Fund LLC	5.750%	02/01/30	1,439,673
4,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	4,028,665
2,000,000	PennantPark Investment Corp.	4.000%	11/01/26	1,963,841
TOTAL CORPORATE BONDS
(Cost $38,158,508)				37,963,526

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (60.54%)(e)
Canada (0.17%)
50,000	Oxley Bridge Acquisition, Ltd.	506,500
5,917	Xanadu Quantum Technologies, Ltd.	45,324
		551,824
Cayman Islands (0.93%)
100,000	Activate Energy Acquisition Corp.	989,000
100,000	Fifth Era Acquisition Corp. I	1,030,000
100,000	Pono Capital Four, Inc.	998,000
		3,017,000
China (0.43%)
65,000	Future Vision II Acquisition Corp.	700,050
65,000	Rising Dragon Acquisition Corp.	678,600
24,010	Scage Future	1,164
		1,379,814
France (0.31%)
100,000	LaFayette Acquisition Corp.	997,000

Shares	Description	Value (Note 2)
Great Britain (0.57%)
66,667	Axiom Intelligence Acquisition Corp. 1	$675,337
50,000	Daedalus Special Acquisition Corp.	495,500
65,632	Tavia Acquisition Corp.	693,074
		1,863,911
Hong Kong (1.01%)
50,000	A Paradise Acquisition Corp.	508,500
100,000	BEST SPAC I Acquisition Corp.	1,026,000
100,000	Copley Acquisition Corp.	1,032,000
65,000	YHN Acquisition I, Ltd.	697,450
		3,263,950
Japan (0.32%)
100,000	Ribbon Acquisition Corp.	1,049,000

Malaysia (0.02%)
64,922	Kairous Acquisition Corp. ltd	64,922

Mexico (0.08%)
25,296	Globa Terra Acquisition Corp.	259,284

Singapore (1.23%)
100,000	Chenghe Acquisition III Co.	1,008,000
64,612	GCL Global Holdings, Ltd.	1,525
100,000	Hall Chadwick Acquisition Corp.	993,000
100,000	RF Acquisition Corp. III	979,000
100,000	Westin Acquisition Corp.	999,000
		3,980,525
United States (55.47%)
44,016	1RT Acquisition Corp.	446,322
50,000	AA Mission Acquisition Corp. II	503,500
85,000	Abony Acquisition Corp. I	844,900
198,730	abrdn Life Sciences Investors(a)	3,233,337
87,750	AI Infrastructure Acquisition Corp.	880,132
140,000	Aldel Financial II, Inc.	1,478,400
99,999	Alussa Energy Acquisition Corp. II	997,990
65,000	Andretti Acquisition Corp. II	691,925
90,000	APEX Tech Acquisition, Inc.	900,900
62,866	Apex Treasury Corp.	624,888
90,000	Archimedes Tech SPAC Partners II Co.	936,900
100,000	Archimedes Tech SPAC Partners III Co.	1,000,000
17,489	Ares Management Corp., Class A	1,908,050
100,000	Armada Acquisition Corp. II	1,031,000
100,000	Artius II Acquisition, Inc.	1,034,000
43,750	BERTO ACQUISITION Corp.	448,437
100,000	BHAV Acquisition Corp.	998,000
100,000	Bitcoin Infrastructure Acquisition Corp., Ltd.	992,000
600,000	BlackRock Technology and Private Equity Term Trust	3,960,000
300,000	Blue Owl Capital Corp.	3,318,000
347,127	Blue Owl Technology Finance Corp.(a)	4,300,904
100,000	Blue Water Acquisition Corp. III	1,029,000
100,000	Blue Water Acquisition Corp. IV	992,000
100,000	Blueport Acquisition, Ltd.	1,001,000
99,999	Bluerock Acquisition Corp.	989,990
50,000	BTC Development Corp.	499,500

Shares	Description	Value (Note 2)
100,000	Cal Redwood Acquisition Corp.	$1,015,000
139,159	Calamos Strategic Total Return Fund	2,382,402
100,000	Calisa Acquisition Corp.	1,003,000
100,000	Cambridge Acquisition Corp.	996,000
6,250	Cantor Equity Partners V, Inc.	63,125
25,000	CARTESIAN GROWTH Corp. III	256,375
58,500	Cayson Acquisition Corp.	643,500
65,520	Centurion Acquisition Corp.	704,995
37,500	ChampionsGate Acquisition Corp.	384,375
100,000	Charlton Aria Acquisition Corp.	1,057,000
100,000	ClearThink 1 Acquisition Corp.	998,000
12,232	CN Healthy Food Tech Group Corp.	67,399
85,696	CO2 Energy Transition Corp.	888,668
50,000	Cohen Circle Acquisition Corp. II	511,000
100,000	Colombier Acquisition Corp. III	1,018,000
100,000	Crane Harbor Acquisition Corp. II	991,000
100,000	CSLM Digital Asset Acquisition Corp. III, Ltd.	1,004,000
100,000	D Boral Acquisition I Corp.	986,000
50,000	D Boral ARC Acquisition I Corp.	506,000
50,026	Digital Asset Acquisition Corp.	512,266
100,000	Drugs Made In America Acquisition Corp.	1,050,000
100,000	Drugs Made In America Acquisition II Corp.	997,000
75,000	Dune Acquisition Corp. II	774,750
25,000	Dynamix Corp. III	248,000
100,000	EGH Acquisition Corp.	1,021,000
99,999	EQV Ventures Acquisition Corp. II	1,008,990
20,000	Evolution Global Acquisition Corp.	199,600
100,000	Fact II Acquisition Corp.	1,050,000
100,000	FG Imperii Acquisition Corp.	997,000
100,000	FG Merger II Corp.	1,010,000
100,000	FIGX Capital Acquisition Corp.	1,013,000
459,456	FS KKR Capital Corp.	4,677,262
99,999	Galata Acquisition Corp. II	998,990
100,000	GalaxyEdge Acquisition Corp.	1,001,030
100,000	Gesher Acquisition Corp. II	1,036,000
50,000	GigCapital7 Corp.	532,500
100,000	GigCapital8 Corp.	997,000
100,000	GigCapital9 Corp.	1,004,000
50,000	Gores Holdings X, Inc.	512,000
58,868	GP-Act III Acquisition Corp.	638,129
35,000	Graf Global Corp.	374,850
99,995	GSR IV Acquisition Corp.	1,002,950
30,342	Haymaker Acquisition Corp. 4, Class A	347,719
44,442	HCM III Acquisition Corp.	447,975
100,000	Hennessy Capital Investment Corp. VII	1,035,000
100,000	Hennessy Capital Investment Corp. VIII	1,000,000
130,000	HORIZON SPACE ACQUISITION II Corp.	1,368,900
135,000	Howard Hughes Holdings, Inc.	8,540,100
100,000	Illumination Acquisition Corp. I	992,000
100,000	Indigo Acquisition Corp.	1,014,000
62,500	Inflection Point Acquisition Corp. III	638,438
83,334	Inflection Point Acquisition Corp.. V	866,674
100,000	Invest Green Acquisition Corp.	994,000
100,000	ITHAX Acquisition Corp. III	990,000
100,000	Jackson Acquisition Co. II	1,059,000
100,000	K&F Growth Acquisition Corp. II	1,043,000
48,890	Kensington Capital Acquisition Corp. VI	490,856
100,000	Kochav Defense Acquisition Corp.	1,025,000

Shares	Description	Value (Note 2)
100,000	Lafayette Digital Acquisition Corp. I	$986,000
99,995	Lake Superior Acquisition Corp.	1,002,950
100,000	Lakeshore Acquisition III Corp.	1,030,000
50,000	Launch One Acquisition Corp.	535,500
55,000	Launch Two Acquisition Corp.	584,100
100,000	Leapfrog Acquisition Corp., Class A	992,500
66,874	Legato Merger Corp. III	734,945
100,000	Legato Merger Corp. IV	998,000
100,000	Lightwave Acquisition Corp.	1,020,000
55,008	Lionheart Holdings	591,886
100,000	Live Oak Acquisition Corp. V	1,040,000
100,000	M Evo Global Acquisition Corp. II	984,000
99,999	M3-Brigade Acquisition VI Corp.	1,005,990
58,028	Melar Acquisition Corp. I	624,962
99,999	Meshflow Acquisition Corp.	988,990
275,000	Morgan Stanley Direct Lending Fund	3,839,000
100,000	Mountain Lake Acquisition Corp.	1,053,010
100,000	Mountain Lake Acquisition Corp. II	993,000
100,000	Muzero Acquisition Corp.	993,000
99,999	New Providence Acquisition Corp. III	1,025,990
100,000	Newbury Street II Acquisition Corp.	1,051,000
100,000	NewHold Investment Corp. III	1,037,000
100,000	NMP Acquisition Corp.	1,016,000
3	NXG NextGen Infrastructure Income Fund	165
249,680	Oaktree Specialty Lending Corp.	2,821,384
100,000	Oyster Enterprises II Acquisition Corp.	1,017,010
157,407	Palmer Square Capital BDC, Inc.	1,537,866
90,000	Pantages Capital Acquisition Corp.	943,200
243,512	Pershing Square Tontine Holdings(f)	–
285,935	PIMCO Dynamic Income Strategy Fund	6,307,729
66,666	Pioneer Acquisition I Corp.	677,327
81,528	Plum Acquisition Corp. IV	860,936
39,999	ProCap Acquisition Corp.	407,590
100,000	Quantumsphere Acquisition Corp.	1,012,000
100,000	Quartzsea Acquisition Corp.	1,037,000
88,836	Range Capital Acquisition Corp.	934,555
100,000	Range Capital Acquisition Corp. II	1,000,000
100,000	Real Asset Acquisition Corp.	1,050,000
30,000	Renatus Tactical Acquisition Corp. I	308,400
50,000	Republic Digital Acquisition Co.	511,500
24,999	Rithm Acquisition Corp.	259,990
99,757	SC II Acquisition Corp.	994,577
100,000	Siddhi Acquisition Corp.	1,038,000
100,000	Silicon Valley Acquisition Corp.	989,000
66,667	Silver Pegasus Acquisition Corp.	678,670
24,999	Silverbox Corp. IV	267,489
50,000	SIM Acquisition Corp. I	536,000
50,000	Sixth Street Specialty Lending, Inc.	919,000
100,000	Sizzle Acquisition Corp. II	1,028,000
100,000	Social Commerce Partners Corp.	990,000
100,000	Solarius Capital Acquisition Corp.	1,017,000
99,999	Soren Acquisition Corp.	987,990
90,000	Soulpower Acquisition Corp.	922,500
80,000	Space Asset Acquisition Corp.	815,200
100,000	SPACSphere Acquisition Corp.	990,000
100,000	Spartacus Acquisition Corp. II	1,003,500
99,999	Spring Valley Acquisition Corp. III	1,015,990
33,332	Spring Valley Acquisition Corp. IV	330,320

Shares	Description	Value (Note 2)
50,000	Starry Sea Acquisition Corp.	$507,500
100,000	Stellar V Capital Corp.	1,045,000
99,000	StoneBridge Acquisition II Corp.	994,950
100,000	SUMA Acquisition Corp.	1,002,000
100,000	Tailwind 2.0 Acquisition Corp.	992,000
99,999	Talon Capital Corp.	1,019,990
300,000	TCG BDC, Inc.	3,282,000
100,000	Texas Ventures Acquisition III Corp.	1,039,000
80,000	Thayer Ventures Acquisition Corp. II	818,400
100,000	Titan Acquisition Corp.	1,029,000
99,999	Trailblazer Acquisition Corp.	1,004,990
100,000	Translational Development Acquisition Corp.	1,056,000
100,000	Twelve Seas Investment Co. III	987,000
100,000	United Acquisition Corp. I	980,000
62,500	UY Scuti Acquisition Corp.	651,250
87,500	Vendome Acquisition Corp. I	886,375
99,999	Viking Acquisition Corp. I	992,990
65,000	Vine Hill Capital Investment Corp.	694,200
99,999	Vine Hill Capital Investment Corp. II	989,990
50,000	Voyager Acquisition Corp.	535,500
25,000	Wen Acquisition Corp.	254,500
100,000	Willow Lane Acquisition Corp. II	1,010,000
52,742	WinVest Acquisition Corp.	661,912
100,000	X3 Acquisition Corp., Ltd.	994,000
100,000	XFLH Capital Corp.	996,000
100,000	Xsolla SPAC 1	990,000
		179,778,151
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $189,202,812)		196,205,381

RIGHTS (0.42%)
Cayman Islands (0.01%)
100,000	Fifth Era Acquisition Corp. I, Strike Price $0.01, Expires 12/31/2049	30,000

China (0.01%)
65,000	Future Vision II Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	8,450
65,000	Rising Dragon Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	9,106
		17,556
France (0.00%(g))
100,000	LaFayette Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	12,000

Great Britain (0.01%)
66,667	Axiom Intelligence Acquisition Corp. 1, Strike Price $0.01, Expires 12/31/2049	12,660
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	9,401
65,632	Tavia Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	8,532
		30,593

Shares	Description	Value (Note 2)
Hong Kong (0.02%)
50,000	A Paradise Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$22,590
130,000	A SPAC III Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	23,400
100,000	BEST SPAC I Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,000
65,000	YHN Acquisition I, Ltd., Strike Price $0.01, Expires 01/01/2049	7,150
		71,140
Japan (0.01%)
100,000	Ribbon Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	17,600

Malaysia (0.00%(g))
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,164

Mexico (0.00%(g))
25,296	Globa Terra Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,208

Singapore (0.03%)
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,065
100,000	Columbus Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	36,000
100,000	Hall Chadwick Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	24,000
100,000	RF Acquisition Corp. III, Strike Price $0.01, Expires 12/31/2049	10,000
100,000	Westin Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	21,000
		92,065
United States (0.33%)
87,750	AI Infrastructure Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	21,937
44,669	Aimei Health Technology Co., Ltd., Strike Price $0.01, Expires 12/31/2049	13,763
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	1,135
100,000	Artius II Acquisition, Inc., Strike Price $0.01, Expires 12/31/2049	27,240
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,028
13,188	Black Hawk Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	17,804
100	BlackRock Utilities Infrastructure & Power Opportunities Trust, Strike Price $0.01, Expires 04/03/2026	1
100,000	Blue Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	30,000
100,000	Blueport Acquisition, Ltd., Strike Price $0.01, Expires 12/31/2049	19,000
17,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,828

Shares	Description	Value (Note 2)
100,000	Cal Redwood Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$22,000
100,000	Calisa Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	55,000
58,500	Cayson Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	12,870
32,760	Centurion Acquisition Corp., Strike Price $11.50, Expires 08/01/2029	4,046
37,500	ChampionsGate Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,250
100,000	Charlton Aria Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	14,020
85,696	CO2 Energy Transition Corp., Strike Price $0.01, Expires 12/31/2049	14,568
100,000	Crane Harbor Acquisition Corp. II, Strike Price $0.01, Expires 12/31/2049	18,000
100,000	Drugs Made In America Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,040
100,000	Drugs Made In America Acquisition II Corp., Strike Price $0.01, Expires 12/31/2049	8,000
40,000	DT Cloud Star Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	5,236
100,000	EGH Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	25,000
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	5,849
100,000	FG Merger II Corp., Strike Price $0.01, Expires 12/31/2049	43,000
57,276	Flag Ship Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	4,857
100	Gabelli Equity Trust, Inc., Strike Price $5.50, Expires 04/15/2026	1
100,000	GigCapital8 Corp., Strike Price $0.01, Expires 12/31/2049	30,000
14,285	GSR IV Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	34,855
100,000	Hennessy Capital Investment Corp. VII, Strike Price $0.01, Expires 01/01/2049	28,500
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	2,011
130,000	HORIZON SPACE ACQUISITION II Corp., Strike Price $0.01, Expires 12/31/2049	28,600
33,524	IB Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,688
100,000	Indigo Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,500
62,500	Inflection Point Acquisition Corp. III, Strike Price $0.01, Expires 12/31/2049	21,875
83,334	Inflection Point Acquisition Corp.. V, Strike Price $0.01, Expires 12/31/2049	49,167
100,000	Invest Green Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	19,000
100,000	Jackson Acquisition Co. II, Strike Price $0.01, Expires 12/31/2049	11,555
100,000	K&F Growth Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	18,000
100,000	Kochav Defense Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	23,750
14,285	Lake Superior Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	16,428
100,000	Lakeshore Acquisition III Corp., Strike Price $0.01, Expires 12/31/2049	18,010

Shares	Description	Value (Note 2)
29,014	Melar Acquisition Corp. I, Strike Price $11.50, Expires 06/01/2031	$3,772
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	7,427
100,000	Mountain Lake Acquisition Corp., Strike Price $0.01, Expires 11/15/2028	26,000
6,103	Neuberger High Yield Strategies Fund, Inc., Strike Price $6.50, Expires 04/17/2026	49
100,000	NMP Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	20,000
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	2,588
100,000	Oyster Enterprises II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	12,500
90,000	Pantages Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,000
100,000	Quantumsphere Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	25,000
100,000	Quartzsea Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	16,000
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,804
88,836	Range Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	26,651
99,757	SC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	21,947
100,000	Siddhi Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	21,410
66,667	Silver Pegasus Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	17,333
100,000	Sizzle Acquisition Corp. II, Strike Price $0.01, Expires 12/31/2049	19,800
90,000	Soulpower Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	16,200
100,000	SPACSphere Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,000
50,000	Starry Sea Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	9,500
99,000	StoneBridge Acquisition II Corp., Strike Price $0.01, Expires 12/31/2049	11,939
100,000	Tailwind 2.0 Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	17,000
99	TCW Strategic Income Fund, Inc., Strike Price $0.01, Expires 04/07/2026	3
80,000	Thayer Ventures Acquisition Corp. II, Strike Price $0.01, Expires 12/31/2049	16,000
100,000	Twelve Seas Investment Co. III, Strike Price $0.01, Expires 12/31/2049	15,020
62,500	UY Scuti Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	10,000
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	9,330
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,034
		1,076,719
TOTAL RIGHTS
(Cost $1,440,500)		1,356,045

Shares	Description	Value (Note 2)
WARRANTS (0.46%)
Canada (0.00%(g))
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 02/09/2029	$4,126
25,000	Oxley Bridge Acquisition, Ltd., Strike Price $11.50, Expires 08/15/2030	5,000
		9,126
Cayman Islands (0.01%)
50,000	Activate Energy Acquisition Corp., Strike Price $11.50, Expires 01/26/2031	16,500
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	331
24,100	Namib Minerals, Strike Price $11.50, Expires 06/05/2030	3,253
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	1,911
57,401	TNL Mediagene, Strike Price $230.00, Expires 12/05/2029	385
		22,380
China (0.00%(g))
16,125	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	113
52,566	Youlife Group, Inc., Strike Price $11.50, Expires 07/10/2030	6,308
		6,421
Germany (0.00%(g))
19,034	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	109

Great Britain (0.00%(g))
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	1,567
12,500	Daedalus Special Acquisition Corp., Strike Price $11.50, Expires 09/17/2030	5,125
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	49
		6,741
Hong Kong (0.00%(g))
50,000	Copley Acquisition Corp., Strike Price $11.50, Expires 05/23/2030	7,500
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	33
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	504
		8,037
Indonesia (0.00%(g))
26,628	Polibeli Group, Ltd., Strike Price $11.50, Expires 06/23/2030	2,484

Ireland (0.00%(g))
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	2,266

Israel (0.00%(g))
55,368	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	27
44,569	Hub Cyber Security, Ltd., Strike Price $172.50, Expires 02/27/2028	312

Shares	Description	Value (Note 2)
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	$8
		347
Malaysia (0.00%(g))
65,531	Alps Group, Inc., Strike Price $11.50, Expires 10/31/2030	983
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	1,128
		2,111
Mexico (0.00%(g))
18,972	Globa Terra Acquisition Corp., Strike Price $11.50, Expires 04/17/2030	2,421

Singapore (0.01%)
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	305
50,000	Chenghe Acquisition III Co., Strike Price $11.50, Expires 08/15/2031	12,000
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	1,112
19,616	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	2,158
53,773	OIO Group, Strike Price $11.50, Expires 04/13/2028	5,324
25,712	RF Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	3,085
		23,984
Switzerland (0.00%(g))
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	4

United States (0.44%)
11,004	1RT Acquisition Corp., Strike Price $11.50, Expires 06/20/2031	4,733
3,022	26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	20
25,000	AA Mission Acquisition Corp. II, Strike Price $11.50, Expires 09/09/2031	4,025
70,000	Aldel Financial II, Inc., Strike Price $11.50, Expires 10/10/2029	24,500
32,785	AleAnna, Inc., Strike Price $11.50, Expires 12/13/2029	26,556
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	213
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	815
33,333	Alussa Energy Acquisition Corp. II, Strike Price $11.50, Expires 10/04/2026	12,000
32,500	Andretti Acquisition Corp. II, Strike Price $11.50, Expires 10/24/2029	3,585
31,433	Apex Treasury Corp., Strike Price $11.50, Expires 11/17/2030	7,544
45,000	Archimedes Tech SPAC Partners II Co., Strike Price $11.50, Expires 04/02/2030	22,950
50,000	Armada Acquisition Corp. II, Strike Price $11.50, Expires 05/20/2030	29,995
30,397	AtlasClear Holdings, Inc., Strike Price $690.00, Expires 10/25/2028	267
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	1,145

Shares	Description	Value (Note 2)
21,875	BERTO ACQUISITION Corp., Strike Price $11.50, Expires 04/28/2030	$5,928
50,000	Bitcoin Infrastructure Acquisition Corp., Ltd., Strike Price $11.50, Expires 12/01/2030	14,850
50,000	Blue Water Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2026	22,500
33,333	Bluerock Acquisition Corp., Strike Price $11.50, Expires 11/06/2030	11,000
12,500	BTC Development Corp., Strike Price $11.50, Expires 08/19/2030	6,000
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	714
12,500	CARTESIAN GROWTH Corp. III, Strike Price $11.50, Expires 03/06/2030	8,500
51,016	CDT Equity, Inc., Strike Price $11.50, Expires 02/03/2027	423
54,641	Classover Holdings, Inc., Strike Price $11.50, Expires 04/07/2030	902
61,161	CN Healthy Food Tech Group Corp., Strike Price $11.50, Expires 02/16/2029	5,504
85,696	CO2 Energy Transition Corp., Strike Price $11.50, Expires 08/17/2028	9,427
12,500	Cohen Circle Acquisition Corp. II, Strike Price $11.50, Expires 05/23/2030	8,125
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	882
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
50,000	CSLM Digital Asset Acquisition Corp. III, Ltd., Strike Price $11.50, Expires 09/19/2030	13,000
50,000	D Boral Acquisition I Corp., Strike Price $11.50, Expires 11/18/2030	15,000
25,000	D Boral ARC Acquisition I Corp., Strike Price $11.50, Expires 05/06/2030	14,750
25,013	Digital Asset Acquisition Corp., Strike Price $11.50, Expires 03/17/2030	9,405
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	–
56,250	Dune Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2030	16,296
50,000	Dynamix Corp., Strike Price $11.50, Expires 12/06/2029	43,000
12,500	Dynamix Corp. III, Strike Price $11.50, Expires 11/19/2030	3,744
33,333	EQV Ventures Acquisition Corp. II, Strike Price $11.50, Expires 06/30/2031	10,000
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	5
10,000	Evolution Global Acquisition Corp., Strike Price $11.50, Expires 11/07/2030	4,000
50,000	Fact II Acquisition Corp., Strike Price $11.50, Expires 12/20/2029	20,000
50,000	FIGX Capital Acquisition Corp., Strike Price $11.50, Expires 06/26/2030	13,510
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	19
33,333	Galata Acquisition Corp. II, Strike Price $11.50, Expires 09/18/2030	10,003
50,000	Gesher Acquisition Corp. II, Strike Price $11.50, Expires 03/12/2030	13,125
50,000	GigCapital7 Corp., Strike Price $11.50, Expires 09/11/2029	15,900

Shares	Description	Value (Note 2)
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	$10
12,500	Gores Holdings X, Inc., Strike Price $11.50, Expires 06/20/2031	7,000
29,434	GP-Act III Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4,127
17,500	Graf Global Corp., Strike Price $11.50, Expires 08/07/2029	2,273
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	44,754
14,814	HCM III Acquisition Corp., Strike Price $11.50, Expires 07/31/2030	6,666
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	1,293
50,640	iCoreConnect, Inc., Strike Price $11.50, Expires 05/15/2028	25
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	1,794
1,067	InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027	11
50,000	ITHAX Acquisition Corp. III, Strike Price $11.50, Expires 01/16/2032	12,000
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	876
25,000	Lafayette Digital Acquisition Corp. I, Strike Price $11.50, Expires 02/03/2031	7,000
25,000	Launch One Acquisition Corp., Strike Price $11.50, Expires 08/29/2029	3,450
27,500	Launch Two Acquisition Corp., Strike Price $11.50, Expires 11/26/2029	4,293
50,000	Leapfrog Acquisition Corp., Strike Price $11.50, Expires 01/26/2031	14,500
33,437	Legato Merger Corp. III, Strike Price $11.50, Expires 03/28/2029	16,718
50,000	Lightwave Acquisition Corp., Strike Price $11.50, Expires 06/24/2030	12,005
27,504	Lionheart Holdings, Strike Price $11.50, Expires 08/09/2029	3,166
50,000	Live Oak Acquisition Corp. V, Strike Price $11.50, Expires 04/17/2030	71,500
50,000	M Evo Global Acquisition Corp. II, Strike Price $11.50, Expires 02/19/2031	17,000
32,500	M3-Brigade Acquisition V Corp., Strike Price $11.50, Expires 09/23/2030	9,743
33,333	M3-Brigade Acquisition VI Corp., Strike Price $11.50, Expires 08/05/2030	11,502
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1
33,333	Meshflow Acquisition Corp., Strike Price $11.50, Expires 09/16/2030	8,667
19,815	Nature's Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029	151
33,333	New Providence Acquisition Corp. III, Strike Price $11.50, Expires 04/24/2030	6,333
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2
50,000	Newbury Street II Acquisition Corp., Strike Price $11.50, Expires 12/27/2029	9,000
50,000	NewHold Investment Corp. III, Strike Price $11.50, Expires 04/17/2030	22,495
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 04/17/2026	92

Shares	Description	Value (Note 2)
54,328	OSR Holdings, Inc., Strike Price $11.50, Expires 02/14/2030	$2,999
1,733	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	1
60,878	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049(f)	–
33,333	Pioneer Acquisition I Corp., Strike Price $11.50, Expires 06/17/2030	6,000
43,750	Plum Acquisition Corp. IV, Strike Price $11.50, Expires 01/30/2030	21,875
21,666	Presidio Production Co., Strike Price $11.50, Expires 07/01/2031	17,549
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	–
13,333	ProCap Acquisition Corp., Strike Price $11.50, Expires 05/13/2030	4,267
25,000	Procap Financial, Inc., Strike Price $11.50, Expires 12/31/2030	7,000
8,612	PYXIS ONCOLOGY INC WTS, Strike Price $0.01, Expires 07/29/2027	225
50,000	Range Capital Acquisition Corp. II, Strike Price $11.50, Expires 09/16/2030	17,935
50,000	Real Asset Acquisition Corp., Strike Price $11.50, Expires 06/02/2030	66,500
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
15,000	Renatus Tactical Acquisition Corp. I, Strike Price $11.50, Expires 06/05/2030	6,901
25,000	Republic Digital Acquisition Co., Strike Price $11.50, Expires 06/01/2030	10,997
8,333	Rithm Acquisition Corp., Strike Price $11.50, Expires 04/11/2030	5,333
50,000	Roman DBDR Acquisition Corp. II, Strike Price $11.50, Expires 02/03/2030	10,620
50,000	Silicon Valley Acquisition Corp., Strike Price $11.50, Expires 09/18/2031	14,245
8,333	Silverbox Corp. IV, Strike Price $11.50, Expires 09/24/2029	1,866
25,000	SIM Acquisition Corp. I, Strike Price $11.50, Expires 08/28/2029	6,250
50,000	Social Commerce Partners Corp., Strike Price $11.50, Expires 12/23/2030	13,500
50,000	Solarius Capital Acquisition Corp., Strike Price $11.50, Expires 07/16/2030	13,000
33,333	Soren Acquisition Corp., Strike Price $11.50, Expires 02/27/2032	10,667
11,802	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	413
50,000	SPACSphere Acquisition Corp., Strike Price $11.50, Expires 02/05/2031	3,990
33,333	Spring Valley Acquisition Corp. III, Strike Price $11.50, Expires 09/30/2030	34,666
8,333	Spring Valley Acquisition Corp. IV, Strike Price $11.50, Expires 01/30/2031	6,083
50,000	Stellar V Capital Corp., Strike Price $11.50, Expires 03/24/2030	11,005
33,333	Talon Capital Corp., Strike Price $11.50, Expires 09/05/2030	16,666
50,000	Texas Ventures Acquisition III Corp., Strike Price $11.50, Expires 05/15/2031	22,955
50,000	Titan Acquisition Corp., Strike Price $11.50, Expires 06/02/2030	16,600

Shares	Description	Value (Note 2)
33,333	Trailblazer Acquisition Corp., Strike Price $11.50, Expires 07/24/2030	$13,223
50,000	Translational Development Acquisition Corp., Strike Price $11.50, Expires 02/13/2030	6,000
28,984	Triller Group, Inc., Strike Price $11.50, Expires 03/15/2027	470
39,252	Uinta Infrastructure Group Corp., Strike Price $11.50, Expires 01/09/2031	22,766
25,000	United Acquisition Corp. I, Strike Price $11.50, Expires 12/19/2030	13,750
43,750	Vendome Acquisition Corp. I, Strike Price $11.50, Expires 07/03/2027	10,938
33,333	Viking Acquisition Corp. I, Strike Price $11.51, Expires 11/03/2030	9,833
32,500	Vine Hill Capital Investment Corp., Strike Price $11.50, Expires 10/25/2029	39,650
33,333	Vine Hill Capital Investment Corp. II, Strike Price $11.50, Expires 12/16/2030	12,667
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	273
25,000	Voyager Acquisition Corp., Strike Price $11.50, Expires 05/16/2031	3,775
12,500	Wen Acquisition Corp., Strike Price $11.50, Expires 05/15/2031	4,006
62,700	Willow Lane Acquisition Corp., Strike Price $11.50, Expires 12/28/2029	181,830
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	1,055
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	6
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	3,393
		1,408,831
TOTAL WARRANTS
(Cost $1,634,227)		1,495,262

		7-Day	Value
Shares	Description	Yield	(Note 2)
SHORT-TERM INVESTMENTS (3.91%)
United States (3.91%)
12,681,518	State Street Institutional Treasury Money Market Fund Premier Class	3.601%	12,681,518

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,681,518)			12,681,518

TOTAL INVESTMENTS (131.58%)
(Cost $403,667,698)			$426,529,053

Series A Cumulative Perpetual Preferred Shares (-35.51%)			(97,750,000)
Liabilities in Excess of Other Assets (-28.15%)(h)			(102,415,503)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$324,113,550

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (-0.93%)
Alphabet, Inc.	(4,400)	$(1,265,264)
Brookfield Corp.	(25,000)	(1,011,750)
Restaurant Brands International, Inc.	(10,000)	(739,000)

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS		(3,016,014)

EXCHANGE TRADED FUNDS - COMMON SHARES (-1.86%)
SPDR Blackstone Senior Loan ETF	(150,000)	(6,021,000)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(6,021,000)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,319,609)		$(9,037,014)

(a)	All or a portion of the security is pledged as collateral for any loan payable. As of March 31, 2026, the aggregate value of those securities was $ 23,424,011 representing 7.23% of net assets.
(b)	All or a portion of the security is pledged as collateral for securities sold short. As of March 31, 2026, the aggregate value of those securities was $10,012,000 representing 3.09% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of those Rule 144A securities held by the Fund was $970,002 representing 0.30% of the Fund's net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of March 31, 2026, the aggregate fair value of those securities was $281,465 representing 0.09% of net assets.
(e)	Non-income producing security.
(f)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(g)	Less than 0.005%.
(h)	Includes cash in the amount of $8,723,395 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

March 31, 2026 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) was organized as a Maryland corporation on September 9, 2010. The Fund commenced operations on December 24, 2015, and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

On May 15, 2024, the Board of Directors of the Fund (the “Board”) approved a change in the Fund’s fiscal year from July 31 to June 30.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Articles of Amendment and Restatement permit the Board of Directors (the “Board” or “Directors”) to authorize and issue 37,500,000 shares of common stock with $0.0001 par value per share, 3,910,000 of which have been reclassified as Series A Perpetual Preferred Stock. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2026.

The Fund invests in closed-end funds, exchange-traded funds and business development companies (collectively, “Underlying Funds”), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to make all fair valuation determinations with respect to the Fund’s investments, subject to the Board’s oversight.

Equity securities, including closed-end funds, exchange-traded funds and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, and business development company notes are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Closed-End Funds - Common Shares	$167,242,690	$–	$–		$167,242,690
Business Development Companies - Preferred Shares	4,984,000	900,000	–		5,884,000
Business Development Company Notes	2,709,787	990,844	–		3,700,631
Corporate Bonds	–	37,963,526	–		37,963,526
Special Purpose Acquisition Companies - Common Shares/Units	173,503,844	22,701,537	–	(1)	196,205,381
Rights	695,858	660,187	–		1,356,045
Warrants	1,021,166	474,096	–	(1)	1,495,262
Short-Term Investments	12,681,518	–	–		12,681,518
Total	$362,838,863	$63,690,190	$3		$426,529,053
Other Financial Instruments
Liabilities:
Securities Sold Short
Special Purpose Acquisition Companies - Common Shares/Units	$(3,016,014)	$–	$–		$(3,016,014)
Exchange Traded Funds - Common Shares	$(6,021,000)	$–	$–		$(6,021,000)
Total	$(9,037,014)	$–	$–		$(9,037,014)

(1)	Includes a security valued at zero.

For the period ended March 31, 2026, there were no significant transfers into/out of Level 3.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended March 31, 2026, the Fund invested in rights and warrants, which are disclosed in the Schedule of Investments.